Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Financial assets by category
Cash and cash equivalents	€ 964,364	€ 616,041	€ 539,092	€ 559,543
Total financial assets	1,226,693	776,964
Classified in the statement of financial position
Non-current assets	25,640	10,870
Current assets	1,201,053	766,094
Financial liabilities by category
Royalty funding liabilities	302,100
Derivative liabilities	0	256,231
Total financial liabilities	592,662	1,219,720
Classified in the statement of financial position
Non-current liabilities	377,653	385,254
Current liabilities	215,009	834,466
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	0	429,391
Royalty funding liabilities	302,061	290,871
Lease liabilities	145,744	151,524
Trade payables and accrued expenses	109,716	90,657
Other liabilities (excluding indirect tax, and employee related payables)	35,141	1,046
Financial liabilities measured at amortized cost	592,662	963,489
Total financial liabilities	592,662
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	0	256,231
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	225,839	141,333
Lease receivables	25,415	10,268
Other receivables	11,075	9,322
Cash and cash equivalents	964,364	616,041
Financial assets measured at amortized cost	€ 1,226,693	€ 776,964